DERIVATIVE LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	$ 155,973	$ 45,524
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	$ 155,973